Gold Prepay Loan - Reconciliation of changes in financial assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Financial assets at beginning of period	$ 6,842,000	$ 17,380,000
Increase in principal of gold prepay loan	15,500,000	0
Gold deliveries	(11,674,000)	(13,996,000)
Interests	(965,000)	(832,000)
Change in fair value	5,454,000	4,290,000
Financial assets at end of period	15,157,000	6,842,000
Interests receivable	$ 0	$ 140,000